Related Party Transactions - Summary of Amounts Due From Stockholders/Members (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Accounts receivable - related entities	$ 47	$ 39	$ 11
Accounts receivable - stockholders/members	958	4,901	1,130
Due from related parties	1,005	4,940	1,141
Due from related parties, current portion	$ 1,005	4,940	1,141
Due from related parties, net of current portion		$ 0	$ 0